SCHEDULE OF FUTURE MATURITIES OF CONTRACTUAL LEASE PAYMENTS (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Apr. 15, 2021
Commitments and Contingencies Disclosure [Abstract]
Year I	$ 28,602	$ 38,136
Year II	38,136	38,136
Year III	38,136	38,136
Year IV	38,136	38,136
Year V	38,136	38,136
Thereafter	12,712	12,712
Total	193,858	203,392
Less: amount representing interest	(41,107)	(44,941)
Total	$ 152,751	$ 158,451	$ 172,974